EARNINGS (LOSS) PER COMMON SHARE	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER COMMON SHARE
NOTE 3.	EARNINGS (LOSS) PER COMMON SHARE

Earnings (loss) per common share is calculated by dividing net income (loss) available to common equity by the weighted average number of common shares outstanding. Diluted earnings (loss) per share is calculated by dividing net income (loss) available to common equity by the weighted average number of shares adjusted for the dilutive effect of common stock awards, if any. Presented below are the calculations for basic and diluted earnings (loss) per common share.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
(in thousands)
Net income, net of noncontrolling interest	$965	$343	$2,099	$982
Less preferred stock dividends and discount accretion	305	664	915	1,156
Net income (loss) available to common shareholders’	$660	$(321)	$1,184	$(174)
Weighted average common shares outstanding	3,415	3,472	3,449	3,467
Effect of dilutive stock instruments	16	—	16	—
Diluted weighted average common shares outstanding	3,431	3,472	3,465	3,467
Basic earnings (loss) per common share	$0.19	$(0.09)	$0.34	$(0.05)
Diluted earnings (loss) per common share	$0.19	$(0.09)	$0.34	$(0.05)